Leases - Maturities of Lease Liabilities (Details) $ in Thousands	Mar. 31, 2019 USD ($)
Leases [Abstract]
Lessor, Operating Lease, Lease Not yet Commenced, Assumption and Judgment, Value of Underlying Asset, Description	$ 600
Operating Leases
2019 (excluding the three months ended March 31, 2019)	13,163
2020	16,345
2021	15,649
2022	14,514
2023	14,553
Thereafter	32,404
Total lease payments	106,628
Less imputed interest	(22,915)
Total	83,713
Finance Leases
2019 (excluding the three months ended March 31, 2019)	5,827
2020	5,167
2021	384
2022	38
2023	0
Thereafter	0
Total lease payments	11,416
Less imputed interest	(350)
Total	$ 11,066
Operating lease not yet commenced, term of contract (in years)	5 years